SSgA FUNDS

                         SUPPLEMENT DATED JUNE 26, 1998

                       TO PROSPECTUS DATED APRIL 28, 1998
                           (AS REVISED APRIL 29, 1998)

                          SSgA REAL ESTATE EQUITY FUND

Effective immediately, the portfolio manager for the Real Estate Equity Fund is Mr. David B. Smith, CFA. A Principal of State Street Global Advisors, David joined the firm in 1990. As a senior equity analyst and portfolio manager, he specializes in Real Estate Investment Trusts (REITs). Prior to his current responsibilities, David covered REITs and the financial services market segment, which includes banks, thrifts, insurance companies, credit card businesses, and asset management firms. He also has experience managing portfolios for SSgA.



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                                   SSgA FUNDS

                         SUPPLEMENT DATED JUNE 26, 1998

              TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 28, 1998
                           (AS REVISED APRIL 29, 1998)

                                SSgA SPECIAL FUND

Effective immediately, this Fund will be known as the SSgA Special Equity Fund.